Concession Financial and Sector Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Concession Financial and Sector Assets and Liabilities
Schedule of Financial Assets and Liabilities of Concession

	2023	2022
Concession financial assets related to the infrastructure
Energy distribution concession (13.a)	1,881	1,370
Gas distribution concession (13.a)	38	37
Indemnifiable receivable – Generation (13.b)	785	692
Concession grant fee – Generation concessions (13.c)	3,031	2,950
	5,735	5,049
Sector financial assets
Amounts receivable from Parcel A (CVA) and Other Financial Components (13.d)	805	944

Total	6,540	5,993

Current assets	814	1,055
Non-current assets	5,726	4,938

Schedule of Changes in Concession Financial Assets

The changes in concession financial assets are as follows:

	Energy Distribution	Generation	Gas Distribution	Total
Balances at December 31, 2020	530	3,365	29	3,924
Transfers from contract assets	110	-	-	110
Transfers from (to) intangible assets	(9)	-	-	(9)
Monetary updating	54	523	5	582
Disposals	(1)	-	-	(1)
Amounts received	-	(280)	-	(280)

Balances at December 31, 2021	684	3,608	34	4,326

Transfers from contract assets	670	-	-	670
Transfers from (to) intangible assets	(22)	-	-	(22)
Monetary updating	39	514	3	556
Fair Value Adjustments	-	(172)	-	(172)
Disposals	(1)	-	-	(1)
Amounts received	-	(308)	-	(308)

Balances at December 31, 2022	1,370	3,642	37	5,049

Transfers from contract assets	363	-	-	363
Disposals	148	505	1	654
Amounts received	-	(331)	-	(331)

Balances at December 31, 2023	1,881	3,816	38	5,735

Schedule of Generation Indemnity Receivable

The movement in the balance is as follows:

		(information of MW not audited)
Generation plant	Concession expiration date	Installed capacity (MW) (information of MW not audited)	Net balance of assets on December 31, 2022	Financial Update	Net balance of assets on December 31, 2023
Lot D					203
UHE Três Marias	July 2015	396.00	179	24
UHE Salto Grande	July 2015	102.00	92	12	104
UHE Itutinga	July 2015	52.00	11	1	12
UHE Camargos	July 2015	46.00	21	3	24
PCH Piau	July 2015	18.01	5	1	6
PCH Gafanhoto	July 2015	14.00	6	1	7
PCH Peti	July 2015	9.40	6	1	7
PCH Dona Rita	Sep. 2013	2.41	2	-	2
PCH Tronqueiras	July 2015	8.50	9	1	10
PCH Joasal	July 2015	8.40	7	1	8
PCH Martins	July 2015	7.70	5	1	6
PCH Cajuru	July 2015	7.20	20	3	23
PCH Paciência	July 2015	4.08	4	1	5
PCH Marmelos	July 2015	4.00	3	-	3
Others
UHE Volta Grande	Feb. 2017	380.00	-	-	-
UHE Miranda	Dec. 2016	408.00	97	13	110
UHE Jaguara	Aug. 2013	424.00	148	20	168
UHE São Simão	Jan. 2015	1,710.00	77	10	87

		3,601.70	692	93	785

Schedule of Changes in Concession Financial Assets Related to Concession Grant Fee

The changes in concession financial assets are as follows:

SPE	Plants	2022	Monetary updating	Amounts received	2023
Cemig Geração Três Marias S.A.	Três Marias	1,672	222	(178)	1,716
Cemig Geração Salto Grande S.A.	Salto Grande	525	70	(56)	539
Cemig Geração Itutinga S.A.	Itutinga	198	30	(24)	204
Cemig Geração Camargos S.A.	Camargos	148	22	(18)	152
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência e Piau	195	31	(25)	201
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade e Tronqueiras	133	23	(19)	137
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto e Martins	79	14	(11)	82

Total		2,950	412	(331)	3,031

SPC	Plants	2021	Interest	Amounts received	2022
CEMIG Geração Três Marias S.A.	Três Marias	1,584	254	(166)	1,672
CEMIG Geração Salto Grande S.A.	Salto Grande	497	80	(52)	525
CEMIG Geração Itutinga S.A.	Itutinga	187	33	(22)	198
CEMIG Geração Camargos S.A.	Camargos	140	25	(17)	148
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	184	34	(23)	195
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	125	26	(18)	133
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	75	15	(11)	79

Total		2,792	467	(309)	2,950

SPC	Plants	2020	Interest	Amounts received	2021
CEMIG Geração Três Marias S.A.	Três Marias	1,447	287	(150)	1,584
CEMIG Geração Salto Grande S.A.	Salto Grande	454	90	(47)	497
CEMIG Geração Itutinga S.A.	Itutinga	171	37	(21)	187
CEMIG Geração Camargos S.A.	Camargos	128	27	(15)	140
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	167	38	(21)	184
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	114	27	(16)	125
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	69	17	(11)	75

Total		2,550	523	(281)	2,792

Schedule of Financial Assets and Financial Liabilities With the Tariff Adjustments

The balance of these sector financial assets and liabilities, which are presented at net value at net basis. The values disclosed may exhibit positive or negative amounts, upon their classification as assets or liabilities, respectively. Presentation of items at net value is required, wherein assets and liabilities are disclosed according their nature. The tariff adjustments that have been authorized or are to be ratified, are as follows:

Sectorial financial assets	Dec. 31, 2022	Additions	Amortization	Remuneration	Transfer (2)	Dec. 31, 2023	Amortization	Constitution	Current	Non-current
CVA assets	(345)	1,597	(2,527)	260	330	(685)	(434)	(251)	(584)	(101)

Energy acquisition (CVA energy)	(1,787)	1,213	(1,223)	161	527	(1,109)	(443)	(666)	(837)	(272)
Itaipu energy costs	594	(40)	(455)	44	(114)	29	143	(114)	75	(46)
Program of Incentives for Alternative Electricity Sources – PROINFA	31	-	(42)	1	(10)	(20)	(19)	(1)	(20)	-
Transport basic charges	215	388	(265)	40	35	413	114	299	291	122
Transport of Itaipu supply	18	60	(20)	4	5	67	14	53	45	22
System service charges – ESS	583	(24)	(380)	7	(248)	(62)	(242)	180	(136)	74
CDE	1	-	(142)	3	135	(3)	(1)	(2)	(2)	(1)
Other sectoral financial assets	1,289	1,254	(1,388)	205	130	1,490	523	967	1,077	413
Quotas from nuclear energy	105	103	(86)	16	-	138	51	87	102	36
Neutrality of Parcel A	203	168	(51)	5	61	386	(29)	415	363	23
Energy over contracting (1)	750	643	(529)	58	-	922	349	573	688	234
Tariff refunds	(71)	-	-	-	(17)	(88)	(25)	(63)	(67)	(21)
Other	302	340	(722)	126	86	132	177	(45)	(9)	141

Total sectorial financial assets	944	2,851	(3,915)	465	460	805	89	716	493	312

Sectorial financial liabilities

CVA liabilities	-	(1,706)	2,380	(343)	(331)	-	-	-	-	-

Energy acquisition (CVA energy)	-	(1,179)	1,941	(234)	(528)	-	-	-	-	-
Itaipu energy costs	-	(109)	-	(5)	114	-	-	-	-	-
Program of Incentives for Alternative Electricity Sources – PROINFA	-	(31)	25	(4)	10	-	-	-	-	-
Transport basic charges	-	-	35	-	(35)	-	-	-	-	-
Transport of Itaipu supply	-	-	5	-	(5)	-	-	-	-	-
System service charges – ESS	-	(506)	371	(113)	248	-	-	-	-	-
CDE	-	119	3	13	(135)	-	-	-	-	-

Other sector financial liabilities	-	(729)	908	(47)	(132)	-	-	-	-	-

Neutrality of Parcel A	-	(58)	124	(5)	(61)	-	-	-	-	-
Tariff refunds	-	(88)	73	(2)	17	-	-	-	-	-
Other	-	(583)	711	(40)	(88)	-	-	-	-	-

Total sector financial liabilities	-	(2,435)	3,288	(390)	(463)	-	-	-	-	-

Total sectoral financial assets and liabilities (net)	944	416	(627)	75	(3)	805	89	716	493	312

(1)
Reversal of the over contracting amounts passed on to consumers in the 2018 and 2019 tariff adjustments because they were previously recognized by ANEEL as involuntary over contracting, made possible by the publication of the involuntariness orders, recognizing over contracting as voluntary. Regarding the amount constituted in the period, there is a high volume of surplus energy, mainly due to the growing increase in the energy injected by MMGD facilities, settled at a low PLD.
(2)
In addition to the transfers between sectoral financial assets and liabilities, there was a transfer of R$1,550 to the "Other assets" group.

Changes in Balances of These Sector Assets and Liabilities

Changes in balances of sector financial assets and liabilities are as follow:

Balance on December 31, 2020	(98)

Additions	1,908
Amortization	238
Transfer of other liabilities (1)	(15)
Updating - Selic rate (Note 29)	64

Balance on December 31, 2021	2,097

Additions	(386)
Amortization	(761)
(-) Proceeds from loan - Water scarcity account	(191)
Updating - Selic rate (Note 29)	185

Balance on December 31, 2022	944

Additions	416
Amortization	(629)
(-) Proceeds from loan - Water scarcity account	(343)
Updating - Selic rate (Note 29)	76

Balance on December 31, 2023	464

(11)
Amounts relating to the reversal of the credits that could not be returned to customers in final billing, due to moderation of tariffs, as specified in §6 of Article 88 of REN 414/2010, included by REN 714/2016.